LEASE (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Weighted Average Remaining Lease Term And Discount Rate
	Year ended December 31,
	2024	2023

Weighted average remaining lease term	5 years	1.5 years
Weighted average discount rate	8.84%	2.10%

Schedule of Maturities of Operating Lease Liabilities
Year ending December 31,
2025	1,059
2026	1,511
2027	1,590
2028 and thereafter	3,832

Total lease payments	7,992

Less - imputed interest	(1,622)

Present value of lease liabilities	6,370